CORPORATE BORROWINGS - Schedule of Corporate Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 7,128		$ 6,450
Deferred financing costs	(45)		(41)
Total	$ 7,083		6,409
Canadian Term Debt Maturing On April 9, 2017 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.95%	3.95%
Book value of borrowings	$ 0		440
Canadian Term Debt Maturing On March 1, 2021 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.30%	5.30%
Book value of borrowings	$ 269	$ 350	257
Canadian Term Debt Maturing On March 31, 2023 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.54%	4.54%
Book value of borrowings	$ 463		441
Canadian Term Debt Maturing On March 8, 2024 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.04%	5.04%
Book value of borrowings	$ 385		367
U.S. Term Debt Maturing On April 01, 2024 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%	4.00%
Book value of borrowings	$ 749		749
U.S. Term Debt Maturing On January 15, 2025 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%	4.00%
Book value of borrowings	$ 500		500
Canadian Term Debt Maturing On January 28, 2026 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.82%	4.82%
Book value of borrowings	$ 664		633
U.S. Term Debt Maturing On June 2, 2026 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.25%	4.25%
Book value of borrowings	$ 497		496
Canadian Term Debt Maturing On March 16, 2027 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.80%	3.80%
Book value of borrowings	$ 385		366
Canadian Term Debt Maturing On January 25, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.90%	3.90%
Book value of borrowings	$ 649		648
U.S. Term Debt Maturing On March 29, 2029 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.85%	4.85%
Book value of borrowings	$ 998		0
U.S. Term Debt Maturing On March 1, 2033 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.38%	7.38%
Book value of borrowings	$ 250		250
Canadian Term Debt Maturing On June 14, 2035 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.95%	5.95%
Book value of borrowings	$ 325		309
JPY Term Debt Maturing On December 1, 2038 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.42%	1.42%
Book value of borrowings	$ 92		91
Mar. 1, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%	4.70%
Book value of borrowings	$ 902		$ 903